Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2015	$ 98,973	$ 171,443	$ 184,009	$ (4,781)	$ (36,334)	$ 413,310
Net Income	0	0	42,601	0	0	42,601
Change in other comprehensive income (loss), net of tax	0	0	0	(1,470)	0	(1,470)
Stock options exercises	241	1,127	0	0	0	1,368
Cash dividend declared	0	0	(25,093)	0	0	(25,093)
Purchase of treasury stock	0	0	0	0	(701)	(701)
Sale of treasury stock	0	(1,369)	0	0	3,816	2,447
Stock based compensation expense	0	224	0	0	0	224
Balance at Dec. 31, 2016	99,214	171,425	201,517	(6,251)	(33,219)	432,686
Net Income	0	0	43,145	0	0	43,145
Change in other comprehensive income (loss), net of tax	0	0	0	4,445	0	4,445
Stock options exercises	784	4,452	0	0	0	5,236
Cash dividend declared	0	0	(25,226)	0	0	(25,226)
Purchase of treasury stock	0	0	0	0	(4,608)	(4,608)
Sale of treasury stock	0	(376)	0	0	2,856	2,480
Stock based compensation expense	0	150	0	0	0	150
Balance at Dec. 31, 2017	99,998	175,651	219,436	(1,806)	(34,971)	458,308
Net Income	0	0	61,445	0	0	61,445
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect	0	0	1,346	(1,346)	0	0
Change in other comprehensive income (loss), net of tax	0	0	0	(7,157)	0	(7,157)
Stock options exercises	177	1,082	0	0	0	1,259
Cash dividend declared	0	0	(25,830)	0	0	(25,830)
Purchase of treasury stock	0	0	0	0	(718)	(718)
Sale of treasury stock	0	(196)	0	0	2,587	2,391
Stock based compensation expense	0	173	0	0	0	173
Balance at Dec. 31, 2018	$ 100,175	$ 176,710	$ 256,397	$ (10,309)	$ (33,102)	$ 489,871